Submission	Dec. 18, 2025
Submission [Line Items]
Central Index Key	0002080335
Registrant Name	TY AM Group (Holdings) Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A